COMMITMENTS AND CONTINGENT LIABILITIES - SCHEDULE OF FUTURE COMMITTED EXPENSES (Details) $ in Thousands	12 Months Ended
Sep. 30, 2020 USD ($)
Long-term Purchase Commitment [Line Items]
Current charges recoverable through BGSS	$ 124,700
Purchase Obligation, Fiscal Year Maturity [Abstract]
2020	378,626
2021	231,779
2022	166,285
2023	124,321
2024	106,037
Thereafter	$ 593,464
Minimum
Long-term Purchase Commitment [Line Items]
Storage and pipeline capacity, fixed period	1 year
Maximum
Long-term Purchase Commitment [Line Items]
Storage and pipeline capacity, fixed period	10 years
Energy Services
Purchase Obligation, Fiscal Year Maturity [Abstract]
2020	$ 249,589
2021	68,079
2022	38,368
2023	26,435
2024	19,598
Thereafter	37,469
Energy Services | Natural gas purchases
Purchase Obligation, Fiscal Year Maturity [Abstract]
2020	151,270
2021	1,600
2022	0
2023	0
2024	0
Thereafter	0
Energy Services | Storage demand fees
Purchase Obligation, Fiscal Year Maturity [Abstract]
2020	21,857
2021	13,028
2022	8,632
2023	3,748
2024	2,488
Thereafter	942
Energy Services | Pipeline demand fees
Purchase Obligation, Fiscal Year Maturity [Abstract]
2020	76,462
2021	53,451
2022	29,736
2023	22,687
2024	17,110
Thereafter	36,527
Natural Gas Distribution
Purchase Obligation, Fiscal Year Maturity [Abstract]
2020	129,037
2021	163,700
2022	127,917
2023	97,886
2024	86,439
Thereafter	555,995
Natural Gas Distribution | Natural gas purchases
Purchase Obligation, Fiscal Year Maturity [Abstract]
2020	4,377
2021	0
2022	0
2023	0
2024	0
Thereafter	0
Natural Gas Distribution | Storage demand fees
Purchase Obligation, Fiscal Year Maturity [Abstract]
2020	36,096
2021	32,122
2022	20,303
2023	12,768
2024	6,830
Thereafter	3,530
Natural Gas Distribution | Pipeline demand fees
Purchase Obligation, Fiscal Year Maturity [Abstract]
2020	88,564
2021	131,578
2022	107,614
2023	85,118
2024	79,609
Thereafter	$ 552,465